Condensed Consolidated Statements of Comprehensive Income - SEK (kr) kr in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Condensed Consolidated Statements of Comprehensive Income
Net income (loss) for the period	kr (47,478)	kr (91,934)	kr (293,638)	kr (279,459)	kr (466,185)
Other comprehensive income (loss) that may be reclassified to income or loss in subsequent periods:
Exchange differences on translation of foreign operations	482	(4,040)	16,833	(2,881)	(14,538)
Other comprehensive income (loss) that may be reclassified to income or loss in subsequent periods	482	(4,040)	16,833	(2,881)	(14,538)
Other comprehensive income (loss) that will not be reclassified to income or loss in subsequent periods:
Remeasurement gain (loss) on defined benefit plans	(336)	(556)	(324)	(1,218)	(3,071)
Other comprehensive income (loss) that will not be reclassified to income or loss in subsequent periods	(336)	(556)	(324)	(1,218)	(3,071)
Other comprehensive income (loss) for the period	146	(4,596)	16,509	(4,099)	(17,609)
Total comprehensive income (loss) for the period	(47,332)	(96,530)	(277,129)	(283,558)	(483,794)
Attributable to:
Equity holders of the Parent Company	kr (47,332)	kr (96,530)	kr (277,129)	kr (283,558)	kr (483,794)